Income taxes	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Income taxes [Text Block]

19. Income taxes

(a) Income tax expense

The income tax recorded for continuing operations in the consolidated statements of income (loss) for the years ended December 31, 2023 and 2022 is presented as follows:

	2023	2022
	$	$

Current income tax on continuing operations
Expense for the year	2,585	1,150
Current income tax expense on continuing operations	2,585	1,150

Deferred income tax (Note 19 (b)) on continuing operations:
Origination and reversal of temporary differences	2,776	29,011
Change in unrecognized deductible temporary differences	9,868	(367)
Adjustments in respect of prior years	(2,289)	(2,716)
Other	317	760
Deferred income tax expense on continuing operations	10,672	26,688
Income tax expense on continuing operations	13,257	27,838

The provision for income taxes for continuing operations presented in the consolidated statements of income (loss) differs from the amount that would arise using the statutory income tax rate applicable to income of the consolidated entities, as a result of the following:

	2023	2022
	$	$
(Loss) earnings from continuing operations before income taxes	(35,086)	113,123

Income tax provision on continuing operations calculated using the combined Canadian federal and provincial statutory income tax rate	(9,298)	29,978
Increase (decrease) in income taxes resulting from:
Non-deductible expenses, net	97	335
Non-taxable portion of capital losses, net	13,179	3,422
Differences in foreign statutory tax rates	1,100	(4,056)
Changes in unrecognized deferred tax assets	9,868	(367)
Foreign withholding taxes	283	482
Adjustments in respect of prior years	(2,289)	(2,716)
Other	317	760
Total income tax expense on continuing operations	13,257	27,838

The 2023 and 2022 Canadian federal and provincial statutory income tax rate is 26.5%.

(b) Deferred income taxes

The components that give rise to deferred income tax assets and liabilities are as follows:

	December 31,	December 31,
	2023	2022
	$	$
Deferred tax assets:
Stream interests	-	26,753
Non-capital losses	35,200	14,375
Deferred and restricted share units	4,278	3,644
Share and debt issue expenses	1,963	2,720
Other	5	-
	41,446	47,492
Deferred tax liabilities:
Royalty interests	(130,624)	(133,120)
Stream interests	(5,341)	-
Investments	(1,760)	(706)
Other	-	(238)
	(137,725)	(134,064)
Deferred tax liability, net	(96,279)	(86,572)

Deferred tax assets and liabilities have been offset on the balance sheets where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

The movement in net deferred tax liabilities during the years ended December 31, 2023 and 2022 may be summarized as follows:

	2023	2022
	$	$

Balance - January 1	(86,572)	(68,407)
Recognized in net earnings	(10,672)	(26,688)
Recognized in other comprehensive income	753	4,025
Recognized in equity	419	3,853
Deconsolidation of Osisko Development (Note 29)	-	1,205
Currency conversion adjustment	(207)	(560)
Balance - December 31	(96,279)	(86,572)

(c) Unrecognized deferred tax liabilities

The aggregate amount of taxable temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized as at December 31, 2023, is $70.7 million ($53.9 million as at December 31, 2022). No deferred tax liabilities are recognized on the temporary differences associated with investments in subsidiaries because the Company controls the timing of reversal and it is not probable that they will reverse in the foreseeable future.

(d) Unrecognized deferred tax assets

As at December 31, 2023, the Company had temporary differences associated with marketable securities with a tax benefit of $44.9 million ($4.7 million as at December 31, 2022), which are not recognized as deferred tax assets. The Company recognizes the benefit of tax attributes only to the extent of anticipated future taxable income that can be reduced by these attributes.